Accrued payroll and other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Summary of accrued payroll and other liabilities
Accrued payroll and other liabilities consist of the following at year end:

	2020	2019
Current:
Accrued payroll	$59,772	$77,087
Accrued expenses	14,993	6,586
Other liabilities	4,453	2,706
	$79,218	$86,379
Non-current:
Phantom RSU award liability	$2,730	$2,102
Deferred revenues - Initial franchise fee	4,612	5,802
Deferred income	6,075	6,392
Security deposits	5,976	6,836
Other liabilities	2,491	2,365
	$21,884	$23,497